37. Financial instruments and risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Securities	R$ 765,614	R$ 479,953
Derivative financial instruments	80,790	216,922
Total assets	846,404	696,875
Derivatives used for hedging purposes	32,463	81,473
Total liabilities	32,463	81,473
Level 1 [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivatives used for hedging purposes	0	0
Total liabilities	0	0
Level 2 [Member] | Financial Liabilities at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivatives used for hedging purposes	32,463	81,473
Total liabilities	32,463	81,473
Financial Assets at Fair Value Through Profit or Loss [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Derivative financial instruments	80,790	216,922
Derivatives used for hedging purposes	0	0
Financial Assets at Fair Value Through Profit or Loss [Member] | Level 1 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Securities	765,614	479,953
Derivative financial instruments	0	0
Total assets	765,614	479,953
Financial Assets at Fair Value Through Profit or Loss [Member] | Level 2 [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Securities	0	0
Derivative financial instruments	80,790	216,922
Total assets	R$ 80,790	R$ 216,922